Goodwill - Summary of the estimation of recoverable amounts of two CGU's (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections period	10 years
Provision for impairment loss on goodwill	$ 0	$ 0
Prevention EMEA within the Prevention segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	16.00%	16.90%
Terminal value growth rate	3.00%	3.00%
Average revenue growth rate	24.40%	28.60%
Diagnostics EMEA within the Diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	13.70%	16.90%
Terminal value growth rate	3.00%	3.00%
Average revenue growth rate	18.40%	20.10%